Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Schedule of effective income tax rate reconciliation [text block]
	2020	2019	2018
Combined basic Canadian federal and provincial income tax rate	26.5%	26.50%	26.50%
Effective income tax	$293,975	$43,080	$(27,602)
Increase (decrease) resulting from change in the deferred tax assets not recognized	(286,989)	(421,000)	1,839,000
Withholding tax	193,443	183,288	189,534
Non-deductible items	55,544	(66,925)	46,369
Change in prior year estimates	(62,530)	444,845	(1,857,767)
	$193,443	$183,288	$189,534

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	2020	2019
Deferred tax assets:
Loss carry forwards	$7,267,000	$7,712,000
Lease obligation	5,000	152,000
	7,267,000	7,864,000
Deferred tax assets not recognized	(7,266,000)	(7,724,000)
Deferred tax assets recognized	6,000	140,000
Property and equipment	(2,000)	(4,000)
Right-of-use asset	(4,000)	(136,000)
Net deferred tax assets	$-	$-

Schedule of unusued tax losses [text block]
2026	$-
2027	-
2028	1,231,000
2029	2,991,000
2030	4,356,000
2031	4,646,000
2032	1,188,000
2033	806,000
2034	436,000
2035	54,000
2036	420,000
2037	5,082,000
2038	1,359,000
2039	1,051,000
2040	-
$23,620,000